Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	SEADRILL LTD
Entity Central Index Key	0001351413
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 1
Entity Common Stock, Shares Outstanding	1
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2011